UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22624

Northern Lights ETF Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/12

Item 1.  Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report

July 31, 2012

1-877-277-6933

1-877-ARROW-FD
www.ArrowShares.com

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCKS - 60.4%
	APPAREL - 0.9%
69,111	Billabong International Ltd.		$ 98,543

	AUTO MANUFACTURERS - 0.7%
8,156	Ford Otomotiv Sanayi A.S.		78,537

	BANKS - 0.7%
3,024	National Australia Bank Ltd.		79,490

	CHEMICALS - 1.3%
2,901	CVR Partners LP		74,904
326	Terra Nitrogen Co. LP		73,389
			148,293
	COAL - 0.6%
3,232	Natural Resource Partners LP		65,965

	COMMERCIAL SERVICES - 1.3%
63,966	Hays PLC		75,417
2,742	Stonemor Partners LP		69,674
			145,091
	DISTRIBUTION & WHOLESALE - 0.7%
3,147	Global Partners LP		78,612

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
3,806	Provident Financial PLC		76,687

	ELECTRIC - 1.2%
2,901	CPFL Energia SA - ADR		67,129
1,828	RWE AG		72,038
			139,167
	ENGINEERING & CONSTRUCTION - 0.7%
24,691	Sydney Airport		81,844

	ENTERTAINMENT - 0.6%
2,323	Cedar Fair LP		73,221

	INSURANCE - 0.7%
10,806	Catlin Group Ltd.		73,361

	INVESTMENT COMPANIES - 0.7%
3,619	Chesapeake Granite Wash Trust		80,812
See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Shares			Value
	MINING - 1.3%
1,579	KGHM Polska Miedz S.A.		$ 59,990
8,930	Oxford Resource Partners LP		83,585
			143,575
	OIL & GAS - 5.4%
4,299	BreitBurn Energy Partners LP		78,973
3,062	Calumet Specialty Products Partners LP		78,234
2,870	Legacy Reserves LP		75,854
1,891	Linn Energy LLC		74,903
4,334	QR Energy LP		74,718
2,767	SandRidge Mississippian Trust I		79,026
3,575	SandRidge Permian Trust		73,216
1,736	Suburban Propane Partners LP		72,131
			607,055
	OIL & GAS SERVICES - 1.4%
3,655	Exterran Partners LP		80,410
3,985	PAA Natural Gas Storage LP		73,962
			154,372
	PIPELINES - 4.8%
3,170	Cheniere Energy Partners LP		77,443
2,711	Copano Energy LLC		75,772
1,618	Energy Transfer Partners LP		74,104
2,973	Penn Virginia Resource Partners LP		76,674
2,033	Targa Resources Partners LP		77,193
1,706	TC Pipelines LP		78,885
2,179	Transmontaigne Partners LP		77,899
			537,970
	REAL ESTATE - 4.1%
107,506	Argosy Property Ltd.		75,918
60,255	Capital Property Fund		79,102
80,594	Fountainhead Property Trust		78,126
175,323	SA Corporate Real Estate Fund Nominees Pty Ltd.		77,077
301,064	Shenzhen Investment Ltd.		69,505
24,553	Sycom Property Fund		84,320
			464,048
	REITS - 17.0%
34,754	Abacus Property Group		72,595
4,452	Artis Real Estate Investment Trust		74,792
26,013	Astro Japan Property Group		76,646
37,866	BWP Trust		78,697
159,000	Cambridge Industrial Trust		76,688
15,080	Cedar Realty Trust, Inc.		77,662
36,812	CFS Retail Property Trust Group		76,700
21,635	Charter Hall Retail		78,772
3,797	CommonWealth		69,257
See accompanying notes to financial statements.
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Shares			Value
	REITS - 17.0% (Continued)
1,697	Corio NV		$ 75,193
1,063	Fonciere Des Regions		77,027
91,000	Frasers Commercial Trust		79,735
88,480	Goodman Property Trust		72,537
2,970	Hospitality Properties Trust		72,082
26,322	Investa Office Fund		80,603
22	Kenedix Realty Investment Corp. - Cl. A		70,864
85,604	Kiwi Income Property Trust		75,044
92,000	Mapletree Logistics Trust		75,064
312,360	Prosperity REIT		79,364
3,253	Senior Housing Properties Trust		74,006
137,000	Starhill Global REIT		78,191
1,663	Sun Communities, Inc.		77,479
67,000	Suntec Real Estate Investment Trust		77,826
1,957	Vastned Retail NV		74,591
7,438	Westfield Group		78,270
			1,899,685
	RETAIL - 2.0%
31,238	David Jones Ltd.		80,207
3,754	Ferrellgas Partners LP		74,780
3,835	Inergy LP		74,092
			229,079
	TELECOMMUNICATIONS - 11.5%
2,862	Bell Aliant Inc.		71,293
156,181	Cable & Wireless Communications PLC		76,544
1,828	CenturyLink, Inc.		75,935
6,753	Deutsche Telekom AG		76,319
5,727	France Telecom SA		76,805
7,710	Koninklijke KPN NV		63,340
5,558	KTC Corp.		79,201
29,811	Magyar Telekom Telecommunications PLC - ADR		55,470
4,216	Mobile Telesystems OJSC		79,893
1,609	Mobistar SA		49,686
26,000	StarHub Ltd.		80,257
36,868	Telecom Corp. of New Zealand Ltd.		79,602
3,583	Telefonica Czech Republic AS		67,738
5,794	Telefonica SA		65,838
13,986	Telekomunikacja Polska SA		66,053
19,295	Telstra Corp., Ltd.		81,217
4,044	Vivendi SA		76,994
5,872	VTech Holdings Ltd.		69,107
			1,291,292
See accompanying notes to financial statements.
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Shares			Value
	TRANSPORTATION - 2.1%
9,507	Capital Product Partners LP		$ 75,295
2,177	Martin Midstream Partners LP		76,456
5,400	Navios Maritime Partners LP		80,730
			232,481

	TOTAL COMMON STOCKS (Cost $6,569,035)		6,779,180
Principal ($)
	BONDS & NOTES - 37.6%
	AUTO MANUFACTURING - 0.6%
$ 74,000	Navistar International, 8.250%, due 11/1/2021		69,375

	AUTO PARTS & EQUIPMENT - 0.7%
76,000	Goodyear Tire & Rubber Co., 7.00%, due 5/15/2022		77,615

	BANKS - 0.6%
68,000	Dresdner Bank, 7.250%, due 9/15/2015		70,636

	BUILDING MATERIALS - 0.8%
71,000	Griffon Corp., 7.125%, due 4/1/2018		74,195
11,000	Huntington Ingalls Industries, Inc., 7.125%, due 4/1/2021		11,811
			86,006
	COAL - 2.6%
78,000	Alpha Natural Resources Inc., 6.000%, due 6/1/2019		67,860
78,000	Alpha Natural Resources Inc., 6.250%, due 6/1/2021		67,470
71,000	CONSOL Energy, Inc., 8.000%, due 4/1/2017		75,083
71,000	CONSOL Energy, Inc., 8.250%, due 4/1/2020		75,438
			285,851
	COMMERCIAL SERVICES - 0.6%
72,000	RR Donnelley & Sons Co., 7.250%, due 5/15/2018		71,280

	DIVERSIFIED FINANCIAL PRODUCTS - 0.7%
69,000	Aircastle Ltd., 6.750%, due 4/15/2017		72,450

	ELECTRIC - 0.7%
71,000	NRG Energy Inc., 7.8750%, due 5/15/2021		75,438

	FOREST PRODUCTS & PAPER - 0.7%
71,000	Cascades Inc., 7.750%, due 12/15/2017		73,485

	HEALTHCARE SERVICES - 0.6%
66,000	Apria Healthcare Group Inc., 11.250%, due 11/1/2014		68,970

See accompanying notes to financial statements.
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Principal ($)			Value
	IRON & STEEL - 1.3%
71,000	Commercial Metals Co., 7.350%, due 8/15/2018		$ 73,929
72,000	United States Steel Corp, 7.375%, due 4/1/2020		70,920
			144,849
	MINING - 0.7%
71,000	Aleris International Inc., 7.625%, due 2/15/2018		73,840

	MISCELLANEOUS MANUFACTURERS - 0.6%
58,000	Polymer Group Inc., 7.750%, due 2/1/2019		62,350

	OIL & GAS - 1.9%
71,000	Chesapeake Energy Corp., 6.775%, due 3/15/2019		69,580
79,940	Petroleos De Venezuela S.A., 4.900%, due 10/28/2014		69,852
87,015	Petroleos De Venezuela S.A., 5.000%, due 10/28/2015		69,177
			208,609
	PIPELINE - 1.2%
69,000	Chesapeake Midstream Partners LP, 6.125%, due 7/15/2022		69,517
67,000	Copano Energy, 7.125%, due 4/1/2021		69,512
			139,029
	RETAIL - 2.7%
71,000	AmeriGas Finance Corp., 6.750%, due 5/20/2020		75,082
71,000	AmeriGas Finance Corp., 7.000%, due 5/20/2022		75,437
76,000	Inergy LP Financial, 6.875%, due 8/1/2021		78,090
71,000	Toys R US Property Co., 8.500%, due 12/1/2017		76,680
			305,289
	SOVEREIGN - 18.7%
82,000	Hungary Government International Bond, 4.750%, due 2/3/2015		80,975
81,000	Hungary Government International Bond, 6.250%, due 1/29/2020		82,822
84,000	Hungary Government International Bond, 6.375%, due 3/29/2021		85,680
81,000	Hungary Government International Bond, 7.625%, due 3/29/2041		84,848
66,000	Irish Government Bond, 4.600%, due 4/18/2016		80,104
76,000	Irish Government Bond, 5.000%, due 10/18/2020		87,357
77,000	Irish Government Bond, 5.400%, due 3/13/2025		88,472
77,000	Italy Buoni Poliennali Del Tres, 4.500%, due 3/1/2026		79,883
72,000	Italy Buoni Poliennali Del Tres, 4.000%, due 9/1/2020		78,586
71,000	Italy Buoni Poliennali Del Tres, 4.750%, due 5/1/2017		85,119
67,000	Italy Buoni Poliennali Del Tres, 2.500%, due 3/1/2015		78,559
71,000	Italy Buoni Poliennali Del Tres, 5.500%, due 9/1/2022		84,056
76,000	Mexican Government International Bond, 4.750%, due 3/8/2044		87,780
89,000	Portugal Obrigacoes Do Tesouro OT, 3.850%, due 4/15/2021		67,360
126,000	Portugal Obrigacoes Do Tesouro OT, 4.100%, due 4/15/2037		75,478
82,000	Portugal Obrigacoes Do Tesouro OT, 4.350%, due 10/16/2017		76,875
71,000	Portugal Obrigacoes Do Tesouro OT, 6.400%, due 2/15/2016		78,264
See accompanying notes to financial statements.
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Principal ($)			Value
	SOVEREIGN - 18.7% (Continued)
94,000	Portugal Obrigacoes Do Tesouro OT, 4.800%, due 6/15/2020		78,069
66,000	Spain Government Bond, 4.000%, due 7/30/2015		77,055
72,000	Spain Government Bond, 4.000%, due 4/30/2020		75,167
67,000	Spain Government Bond, 4.250%, due 10/31/2016		76,342
66,000	Spain Government Bond, 5.850%, due 1/31/2022		76,030
66,000	Spain Government Bond, 5.900%, due 7/30/2026		73,466
114,000	Venezuela Government International Bond, 7.650%, due 4/21/2025		81,396
88,000	Venezuela Government International Bond, 8.500%, due 10/8/2014		87,340
82,000	Venezuela Government International Bond, 13.625%, due 8/15/2018		84,665
			2,091,748
	TELECOMMUNICATIONS - 1.9%
65,000	Frontier Communications Corp., 8.250%, due 4/15/2017		71,175
65,000	Frontier Communications Corp., 8.500%, due 4/15/2020		70,362
71,000	Windstream Corp., 7.500%, due 6/1/2022		74,195
			215,732

	TOTAL BONDS & NOTES (Cost $4,185,154)		4,192,552

	TOTAL INVESTMENTS - 98.0% (Cost $10,754,189)(a)		10,971,732
	OTHER ASSETS LESS LIABILITIES - 2.0%		217,796
	NET ASSETS - 100.0%		$ 11,189,528

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:		$ 343,269
	Unrealized Depreciation:		(125,726)
	Net Unrealized Appreciation:		$ 217,543

The Fund's Top Asset Classes/Industry Sectors are as follows:
	Asset Class/Industry Sectors	% of Net Assets
	Financial	25.2%
	Government	18.7%
	Energy	17.9%
	Communications	13.5%
	Consumer Cyclical	9.0%
	Basic Materials	5.2%
	Industrial	4.1%
	Consumer Non-Cyclical	2.5%
	Utilities	1.9%
	Other, Cash & Cash Equivalents	2.0%
		100.0%

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 10,754,189
At value	$ 10,971,732
Cash	80,304
Dividends and interest receivable	122,698
Receivable for Fund shares sold	1,859,827
Foreign tax reclaim receivable	3,184
TOTAL ASSETS	13,037,745

LIABILITIES
Payable for investments purchased	1,828,986
Investment advisory fees payable	9,693
Accrued expenses and other liabilities	9,538
TOTAL LIABILITIES	1,848,217
NET ASSETS	$ 11,189,528

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,903,626
Undistributed net investment income	68,350
Accumulated net realized gain from security transactions	4,504
Net unrealized appreciation of investments	213,048
NET ASSETS	$ 11,189,528

Net Asset Value Per Share:
Net Assets	$ 11,189,528
Shares of beneficial interest outstanding	450,000
Net asset value (Net Assets ÷ Shares Outstanding)	$ 24.87

See acompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2012* (Unaudited)

INVESTMENT INCOME
Dividends	$ 71,112
Interest	40,256
TOTAL INVESTMENT INCOME	111,368

EXPENSES
Investment advisory fees	10,280
TOTAL EXPENSES	10,280

NET INVESTMENT INCOME	101,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	6,449
Foreign currencies	(1,945)
4,504
Net change in unrealized appreciation (depreciation) of:
Investments	217,543
Foreign currencies	(4,495)
213,048
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	217,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 318,640

* The Arrow Dow Jones Global Yiled ETF commenced operations on May 8, 2012

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31,
2012*
(Unaudited)
FROM OPERATIONS
Net investment income	$ 101,088
Net realized gain from security transactions
and foreign currency transactions	4,504
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translations	213,048
Net increase in net assets resulting from operations	318,640

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(32,738)
Net decrease in net assets resulting from distributions to shareholders	(32,738)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,903,626
Net increase in net assets resulting from shares of beneficial interest	10,903,626

TOTAL INCREASE IN NET ASSETS	11,189,528

NET ASSETS
Beginning of Period	-
End of Period*	$ 11,189,528
*Includes undistributed net investment income of:	$ 68,350

SHARE ACTIVITY
Shares Sold	450,000
Net increase in shares of beneficial interest outstanding	450,000

* The Arrow Dow Jones Global Yiled ETF commenced operations on May 8, 2012

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	July 31,
	2012 (1)
	(Unaudited)
Net asset value, beginning of period	$ 25.00

Activity from investment operations:
Net investment income (2)	0.41
Net realized and unrealized
loss on investments	(0.36)
Total from investment operations	0.05

Less distributions from:
Net investment income	(0.19)

Net asset value, end of period	$ 24.87

Total return (3)	0.30%

Net assets, at end of period (000s)	$ 11,190

Ratio of expenses to average
net assets	0.75%	(3)
Ratio of net investment income
to average net assets	7.38%	(3)

Portfolio Turnover Rate (5)	11%	(4)

(1)	The Arrow Dow Jones Global Yield ETF shares commenced operations on May 8, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized
(4) Not Annualized
(5)	Portfolio turnover rate exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units,

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2012 (Unaudited)

1.

ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Arrow Dow Jones Global Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,779,180	$ -	$ -	$ 6,779,180
Bonds & Notes	4,192,552	-	-	4,192,552
Total	$ 10,971,732	$ -	$ -	$ 10,971,732

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2012, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $2,639,053 and $864,493, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). On behalf of the Fund, the Trust has entered into agreements with Gemini Fund Services, LLC (“GFS”) to provide administrative and fund accounting services. The Trust has also entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust. Gemini Fund Services, LLC and Northern Lights Distributors, LLC are entities affiliated with NorthStar Financial Services Group, LLC and are therefore affiliated with the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund.  Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, independent Trustee fees and expenses, acquired fund fees and expenses, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.  The Advisor, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets of the Fund.

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of owning an investment in the Fund.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

The Fund pays a fee of $2,000 per quarter for the Northern Lights Fund ETF Trust to each Trustee who is not affiliated with the Trust or Advisor. The Advisor, as result of the unitary management fee, pays for such compensation. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

5.

CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

6.

 NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of the financial statement and has noted no such events.

ARROW DOW JONES GLOBAL YIELD ETF

EXPENSE EXAMPLES

July 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 8, 2012 through July 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/8/12	Ending Account Value 7/31/12	Expenses Paid During Period* 5/8/12– 7/31/12	Expense Ratio During Period** 5/8/12 – 7/31/12
Actual	$1,000.00	$1,003.00	$1.74	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

*”Actual” expense information for the Fund is for the period from May 8, 2012 to July 31, 2012. Actual expenses are equal to the Fund's annualized net expense ratio multiplied by 85/366 (to reflect the period from May 8, 2012 to July 31, 2012). "Hypothetical" expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

** Annualized.

Arrow Dow Jones Global Yield ETF

SUPPLEMENTAL INFORMATION

July 31, 2012 (Unaudited)

Approval of Advisory Agreement – Arrow Dow Jones Global Yield ETF

In connection with an in-person meeting held on January 19, 2012, the Board of Trustees (the "Board") of Northern Lights ETF Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Arrow Investment Advisors, LLC  (“Arrow” or the "Adviser") and the Trust, on behalf of the Arrow Dow Jones Global Yield ETF (a “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement and proposed services to be provided by the Adviser. These materials included, among other items: (a) information on the Fund’s proposed management fees and operating expenses compared with similar mutual funds; (b) the overall organization of the Adviser; and (c) the financial condition of the Adviser.

In its consideration of the approval of the Advisory Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters evaluated by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The meeting participants then discussed the nature of the Adviser’s operations and the experience of its Fund management personnel, including the Advisor’s research capabilities and trading expertise.  Representatives from the Adviser then explained Arrow’s process for monitoring Fund performance and minimizing tracking error relative to the underlying index.  Based on these considerations and others, the Board was satisfied with the nature and extent of the services that the Adviser proposed to provide to the Fund.

Performance.  In assessing the portfolio management services provided by the Adviser, the Board, including the Independent Trustees, recognized that because the Fund had not yet launched, it had no performance to evaluate but considered the past performance of the mutual funds managed by the Adviser, as well as other information relating to the Adviser’s performance record, including information related to the Adviser’s past experience sub-advising index-based ETFs.  The Board considered, among other things, that the success of the Fund would be based in part on its success tracking the Index and noted Arrow’s prior experience managing the portfolios of index-based ETFs. The Board did consider performance of the applicable index for the Fund.   Based on these considerations and others, the Board determined that the performance of the Fund could benefit from Arrow’s management.

Fees and Expenses.  The Board next considered the proposed advisory fee and total expenses to be paid by the Fund.  The Board reviewed a report provided by the Adviser, showing the advisory fees and total expense ratios of funds it deemed comparable.  The Adviser noted that Arrow charges between 0.75% and 1.00% advisory fee to its existing mutual funds and stated the reasons for the different fee level here. The Board evaluated the Fund’s unitary fee through the review of comparative information with respect to fees paid by similar funds – i.e., ETFs and mutual funds that focused on yield production. Based on these considerations and other factors, the Board concluded that the advisory fee of 0.75% of the Fund’s average daily net assets proposed to be charged by the Adviser was fair and reasonable for the services to be provided under the Advisory Agreement.

Profitability.  The Adviser discussed the expected costs of the services it would provide to the Fund. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on financial statements and break even and profitability projections provided by Arrow.  The Board recognized that since the Fund had not yet launched, actual profitability information was unavailable.  The Board further recognized that under the unitary fee proposed, Arrow bore the risk of higher than anticipated expenses being incurred in connection with providing services under the Advisory Agreement.

The Trustees concluded that based on the services provided and the projected growth of the Fund, the fees currently proposed were reasonable and the anticipated profits from the Adviser’s relationship with the Fund would not be excessive.

Economies of Scale.  The Trustees then turned to considerations of economies of scale, including the extent to which economies of scale would be realized if and to the extent the Fund grows and whether the fee levels in the Advisory Agreement reflect these economies of scale..  Given the current size of the Fund and the Adviser’s expectations for the growth of the Fund, the Trustees concluded that any material economies of scale would not be achieved in the near term and, therefore, were not material to their current consideration of the Investment Advisory Agreement but may be material in the future to renewals of the Agreement. The Board intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.  The Board also considered any potential “fall-out” benefits that Arrow might receive because of its relationship with the Fund and concluded that the advisory fee was reasonable taking into account any such benefits.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of Trust counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders, and unanimously approved the Investment Advisory Agreement.

SK 27868 0001 1322027 v2

Privacy Notice

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

   The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-277-6933
Who we are
Who is providing this notice?	Northern Lights ETF Trust
What we do
How does Northern Lights ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights ETF Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights ETF Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/11/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/11/12